Employee Benefit Expenses - Schedule of Employee Benefit Expenses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Classes Of Employee Benefits Expense [Abstract]
Wages, salaries and bonuses	¥ 44,678	¥ 17,998
Share-based compensation expenses (Note 22)	27,894	19,423
Welfare expenses	6,388	2,641
Housing funds	890	573
Employee benefit expenses	¥ 79,850	¥ 40,635